Shareholders' Equity - Components of Accumulated Other Comprehensive Income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Class of Stock [Line Items]
Balance at the beginning of the period	¥ 353,948		¥ 88,262	¥ 163,340
Other comprehensive income (loss) before reclassification	2,275		263,371	(75,536)
Other comprehensive income attribute to noncontrolling interests	631		2,315	458
Balance at the end of the period	356,854	$ 50,262	353,948	88,262
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	354,036		88,350	163,428
Other comprehensive income (loss) before reclassification	45,769		263,371	(75,536)
Other comprehensive income attribute to noncontrolling interests	631		2,315	458
Balance at the end of the period	400,436	56,400	354,036	88,350
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	(88)		(88)	(88)
Other comprehensive income (loss) before reclassification	(43,494)
Balance at the end of the period	¥ (43,582)	$ (6,138)	¥ (88)	¥ (88)